Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segments	SEGMENTS
The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.
Certain transactions between the segments are recorded to other (income) and expense and are reflected in segment pre-tax income. The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources, Chief Information Office, and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.
In the first quarter of 2024, the company announced changes to its organizational structure and management system to better align its portfolio to the market, increase transparency and improve segment comparability to peers. These changes will not impact the company’s Consolidated Financial Statements, but will impact its reportable segments beginning in the first quarter of 2024. The changes include: Security services, previously reported in the Software segment moved to the Consulting segment; The Weather Company assets divested in January 2024 previously reported in the Software segment moved to the Other—divested businesses category; and stock-based compensation expense and non-Financing net interest expense are no longer included in the company's reportable segment results, consistent with the company's management system. Since these changes did not occur until first-quarter 2024, the periods presented in this Annual Report are reported under the historical segments.
The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.
Management System Segment View

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2023
Revenue	$26,308	$19,985	$14,593	$741	$61,627
Pre-tax income from continuing operations	6,571	1,918	2,421	374	11,283
Revenue year-to-year change	5.1%	4.6%	(4.5)%	14.8%	2.6%
Pre-tax income year-to-year change	6.6%	14.4%	7.0%	10.1%	8.1%
Pre-tax income margin	25.0%	9.6%	16.6%	50.5%	18.3%
2022
Revenue	$25,037	$19,107	$15,288	$645	$60,077
Pre-tax income from continuing operations	6,162	1,677	2,262	340	10,441
Revenue year-to-year change	6.9%	7.1%	7.8%	(16.6)%	6.8%
Pre-tax income year-to-year change	27.1%	15.7%	11.7%	(22.9)%	19.1%
Pre-tax income margin	24.6%	8.8%	14.8%	52.6%	17.4%
2021
Revenue	$23,426	$17,844	$14,188	$774	$56,231
Pre-tax income from continuing operations	4,849	1,449	2,025	441	8,765
Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2023	2022	2021
Revenue
Total reportable segments	$61,627	$60,077	$56,231
Other—divested businesses	(2)	318	785
Other revenue	235	135	335
Total revenue	$61,860	$60,530	$57,350

($ in millions)
For the year ended December 31:	2023	2022	2021
Pre-tax income from continuing operations
Total reportable segments	$11,283	$10,441	$8,765
Amortization of acquired intangible assets	(1,627)	(1,747)	(1,838)
Acquisition-related charges	(33)	(18)	(43)
Non-operating retirement-related (costs)/income (1)	39	(6,548)	(1,282)
Kyndryl-related impacts (2)	—	(351)	118
Workforce rebalancing charges (3)	(435)	—	—
Other—divested businesses	5	91	(102)
Unallocated corporate amounts and other	(541)	(712)	(782)
Total pre-tax income from continuing operations	$8,690	$1,156	$4,837
(1)2022 includes a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion. See note V, “Retirement-Related Benefits,” for additional information.
(2)Net impacts for Kyndryl retained shares and related swaps. Refer to note E, “Acquisitions & Divestitures," and note T, "Derivative Financial Instruments," for additional information.
(3)Beginning in the first quarter of 2023, the company updated its measure of segment pre-tax income, consistent with its management system, to no longer allocate workforce rebalancing charges to its reportable segments. Workforce rebalancing charges of $40 million and $182 million for 2022 and 2021, respectively, were included in the segments.
Immaterial Items
Equity Method Investments and Equity Method Investments Gains/(Losses)
The equity method investments and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.
Segment Assets and Other Items
Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Consulting assets are primarily goodwill and accounts receivable. Infrastructure assets are primarily goodwill, plant, property and equipment, accounts receivable and manufacturing inventory. Financing assets are primarily financing receivables, and cash and marketable securities.
To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.
Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.
Financing interest income of $680 million, $582 million and $628 million for the years ended December 31, 2023, 2022 and 2021, respectively, reflect the income associated with Financing's external client transactions, as well as the income from investment in cash and marketable securities. Financing interest expense of $298 million, $175 million and $129 million for the years ended December 31, 2023, 2022 and 2021, respectively, reflect the expense associated with intercompany loans and secured borrowings supporting Financing's external client transactions. These secured borrowings are included in note P, “Borrowings.” Intercompany financing activities are recorded to other (income) and expense and are reflected in segment pre-tax income.
Management System Segment View

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2023
Assets	$61,141	$14,342	$11,991	$14,409	$101,883
Depreciation/amortization of intangibles	526	106	1,018	8	1,659
Capital expenditures/investments in intangibles	385	20	836	15	1,255
2022
Assets	$57,186	$13,481	$12,243	$15,757	$98,667
Depreciation/amortization of intangibles (1)	564	108	1,250	14	1,936
Capital expenditures/investments in intangibles	446	33	853	27	1,359
2021
Assets	$58,420	$11,914	$11,766	$16,880	$98,980
Depreciation/amortization of intangibles (1)	598	97	1,257	49	2,001
Capital expenditures/investments in intangibles	559	55	792	33	1,439
(1)    Recast to conform to 2023 presentation to remove amortization of acquired intangible assets.
Reconciliations of IBM as Reported

($ in millions)
At December 31:	2023	2022
Assets
Total reportable segments	$101,883	$98,667
Elimination of internal transactions	(1,028)	(1,062)
Other—divested businesses	19	100
Unallocated amounts
Cash and marketable securities	12,907	8,138
Deferred tax assets	6,468	6,078
Plant, other property and equipment	1,838	1,760
Operating right-of-use assets	2,085	1,586
Pension assets	7,506	8,236
Other (1)	3,563	3,740
Total IBM consolidated assets	$135,241	$127,243
(1)Prior period has been reclassified to conform to the change in 2023 presentation.
Major Clients
No single client represented 10 percent or more of the company’s total revenue in 2023, 2022 or 2021.
Geographic Information
The following tables provide information for those countries that are 10 percent or more of the specific category.
Revenue (1)

($ in millions)
For the year ended December 31:	2023	2022	2021
United States	$25,309	$25,098	$22,893
Other countries (2)	36,551	35,432	34,457
Total revenue	$61,860	$60,530	$57,350
(1)Revenues are attributed to countries based on the location of the client.
(2)Prior periods reclassified to conform to the changes in 2023 presentation.

Plant and Other Property–Net (1)

($ in millions)
At December 31:	2023	2022	2021
United States	$3,466	$3,209	$3,375
Other countries	2,027	2,100	2,293
Total	$5,492	$5,308	$5,668
(1)Excludes rental machines.
Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2023	2022	2021
United States	$1,249	$1,074	$1,148
Japan	340	259	398
Other countries	1,631	1,545	1,676
Total	$3,220	$2,878	$3,222
Revenue by Classes of Similar Products or Services
The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2023	2022	2021
Software
Software	$22,483	$21,374	$19,845
Services	3,764	3,575	3,485
Systems	62	88	96
Consulting
Services	$19,691	$18,857	$17,563
Software	212	170	173
Systems	82	80	108
Infrastructure
Maintenance	$4,138	$4,590	$4,743
Servers	4,253	4,471	3,483
Services	2,463	2,653	2,616
Storage	2,081	1,989	1,919
Software	1,658	1,585	1,426
Financing
Financing	$680	$582	$628
Used equipment sales	$60	$64	$145